Financial Instruments (Tables)	12 Months Ended
Dec. 27, 2014
Derivative [Line Items]
Schedule of Derivative Instruments Fair Values
The fair values and the levels within the fair value hierarchy of derivative instruments recorded on the consolidated balance sheets at December 27, 2014 and December 28, 2013 were:

	December 27, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$2	$5	$—	$—	$—	$—	$2	$5
Foreign exchange contracts	—	—	80	—	—	—	80	—
Derivatives not designated as hedging instruments:
Commodity contracts	46	99	—	4	—	—	46	103
Total fair value	$48	$104	$80	$4	$—	$—	$128	$108

	December 28, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$5	$4	$—	$—	$—	$—	$5	$4
Foreign exchange contracts	—	—	48	—	—	—	48	—
Derivatives not designated as hedging instruments:
Commodity contracts	39	20	1	1	—	—	40	21
Total fair value	$44	$24	$49	$1	$—	$—	$93	$25

Notional Values of Derivative Instruments
The net notional values of our derivative instruments at December 27, 2014 and December 28, 2013 were:

	Notional Amount
	December 27, 2014	December 28, 2013
	(in millions)
Commodity contracts	$1,543	$1,349
Foreign exchange contracts	1,074	901

Cash Flow Hedge
Derivative [Line Items]
Schedule of Cash Flow Hedge Activity within Accumulated Other Comprehensive Losses, Net of Taxes
Cash flow hedge activity, net of income taxes, within accumulated other comprehensive losses included:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Accumulated other comprehensive losses at beginning of period	$(129)	$(152)	$(18)
Unrealized gains / (losses):
Commodity contracts	18	(16)	(57)
Foreign exchange contracts	38	36	(5)
Interest rate contracts	—	—	(137)
	56	20	(199)
Transfer of realized (gains) / losses to earnings:
Commodity contracts	(18)	26	49
Foreign exchange contracts	(41)	(31)	1
Interest rate contracts	7	8	19
	(52)	3	69
Transfer of realized losses from Mondelēz International	—	—	(4)
Accumulated other comprehensive losses at end of period	$(125)	$(129)	$(152)

Cash Flow Hedges-Gains/(Losses) on Ineffectiveness
The gains / (losses) on ineffectiveness recognized in pre-tax earnings were:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Commodity contracts	$1	$—	$(4)
Interest rate contracts	—	—	(23)
Total	$1	$—	$(27)

Economic Hedge
Derivative [Line Items]
Economic Hedges
ains recorded in pre-tax earnings for economic hedges that are not designated as hedging instruments included:

	For the Years Ended			Location of (Losses) / Gains Recognized Earnings
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Commodity contracts	$26	$14	$36	Cost of sales
Foreign exchange contracts	2	—	—	Selling, general and administrative expenses
	$28	$14	$36